THE ALGER FUNDS
111 Fifth Avenue
New York, New York 10003

February 23, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patricia Williams

Re:	The Alger Funds (File Nos.: 811-1355, 33-4959)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Trust”), transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 62 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A.

The Amendment is marked to show changes made in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to the prior Post-Effective Amendment to the Trust’s Registration Statement filed with the SEC in December 2009 in order to add a summary prospectus (“Summary”) for each series of the Trust. Additional marked changes update financial and other information in each statutory prospectus (the “Prospectus”) and the statement of additional information (“SAI”) for the Trust.  Comments were provided to me by telephone by Patricia Williams of the Staff on February 19, 2010.

The Staff provided comments to Amendments for each of The Alger Funds (“TAF”), The Alger Funds II (“TAF II”), The Alger Institutional Funds (“TAIF”), and Alger China-U.S. Growth Fund (“China”) (collectively, the “Trusts”). Many of the comments applied to all of the Trusts, while some comments applied to only some of the Trusts.

For the convenience of the Staff, comments have been restated below in their entirety.  The responses note which of the Trusts the comment apply to.  The Trust’s or the other applicable registrant’s response follows each comment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

SUMMARY PROSPECTUS

1.                                       Staff Comment:  [All Trusts]

If you intend to use a summary prospectus, please send it in to the SEC with the legend pursuant to Rule 485(b)(1)(v) under the Securities Act (the “Legend”). If the Legend is the language that was included in the Trust’s filing under Rule 485(a) under the Securities Act, the Staff has reviewed the Legend, and notes that the annual report cannot be incorporated by reference into the Summary.  Additionally, both the Legend, and the class and exchange ticker symbol required in the summary prospectus by Item 1(a) of Form N-1A, should be removed from the Prospectus before the Amendment is filed with the SEC.

Response:  As discussed with the Staff, the Trust intends to use a Summary.  The Legend was included in the 485(a) filing, but the Legend and the class and exchange ticker symbol have been removed from the Prospectus in the Amendment.  Additionally, the Legend in the Summary no longer refers to the annual report.

2.                                       Staff Comment:  [TAF, TAFII and China]

The footnote to the Fee Table regarding the redemption fee may be moved into the table, but may not be included as a footnote.

Response:  The statement regarding the redemption fee has been incorporated into the Fee Table, and the footnote has been deleted.

3.                                       Staff Comment:  [All Trusts]

With respect to the Summary and the Prospectus, any strategy disclosed in the Principal Investment Strategy section should relate to a risk disclosed in the Principal Risks section, and vice versa.

Response:  I noted that additional language regarding the Alger investment philosophy had been added to the beginning of the Principal Investment Strategy section of each equity Summary and Prospectus.  Per the Staff’s comment, a number of references regarding risks disclosed in the Principal Risks section were added to the Principal Investment Strategy section of the Summary and the Prospectus.

4.                                       Staff Comment.  [TAF, TAFII and China]

In the Example, please delete the footnote stating “after deduction of applicable sales charges.”

Response:  Per the Staff’s comment, the footnote has been removed.

5.                                       Staff Comment.  [All Trusts]

Per Item 5 of Form N-1A, please revise the titles in the section currently entitled “Portfolio Management” and delete the years of service of each portfolio manager at Fred Alger Management, Inc.

Response:  Per the Staff’s comment, the section is now entitled “Management,” with a sub-heading entitled “Investment Manager” and a sub-heading entitled “Portfolio Manager” or “Portfolio Managers.”  Additionally, each portfolio manager’s years of service at Fred Alger Management, Inc. has been removed..

6.                                       Staff Comment:  [TAF, TAFII and China]

In the Shareholder Information Section, please delete the information regarding the Automatic Investment Plan and the Systematic Withdrawal Plan, and please remove the information regarding the redemption fee.  Additionally, please remove the footnote stating “Not available for Retirement Plans.”

Response:  The information and the footnote have been deleted.

7.                                       Staff Comment:  [All Trusts]

If you include a reference to a tax advantaged investment plan in the Tax Information section, please include a statement noting that while the tax liability would be deferred, the investor would still have to pay taxes.

Response:  The reference to the tax advantaged investment plan has been deleted.

8.                                       Staff Comment:  [TAF and TAIF]

The market capitalization range with respect to each of Alger Large Cap Growth Fund and Alger Large Cap Institutional Growth Fund (the “Large Cap Funds”) seems to be too small to use the name “large cap.”  Please consider raising the range , or, changing the name of each of the Large Cap Funds pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Response:  As discussed with the Staff, the market capitalization range is based on the market capitalization of companies included in the Russell 1000 Growth Index.  This range is fluid, based on the economy.  The Staff asserted that the range listed in the Summary and the

Prospectus was not acceptable.  The Staff was asked to review the next paragraph in the Principal Investment Strategy section, stating that the Large Cap Funds raised the market capitalization range within which they would invest.  The Staff noted that if the 75% minimum in this policy was raised to an 80% minimum, the Large Cap Funds would be in compliance with Rule 35d-1 under the 1940 Act.  The minimum in the last paragraph was raised from 75% to 80%.

9.                                       Staff Comment:  [TAF and TAIF, and All Trusts, as applicable]

In the 80% investment policy applicable to each of Alger Small Cap Growth Fund and Alger Small Cap Institutional Growth Fund (the “Small Cap Funds”), please note that the policy requires each of the Small Cap Funds to invest at least 80% of its net assets, “plus any borrowings for investment purposes,” in the enumerated securities.

Response:  The phrase “plus any borrowings for investment purposes,” was added to the investment strategy of each of the Small Cap Funds.

10.                                 Staff Comment:  [TAFII and All Trusts, as applicable]

In accordance with Instruction 3(e) to Item 3 of Form N-1A, in the Fee Table, please specify whether Alger Growth Opportunities Fund is subject to a fee waiver or an expense reimbursement.  The bottom line of the Fee Table labeled “Net Expenses” should be changed to “Total Annual Fund Operating Expenses After [Fee Waiver or Expense Reimbursement, as applicable].”  Additionally, the footnote should note who can terminate the arrangement and under what circumstances.  Finally, please confirm that in the Example, the waiver has only been applied to reduce the expense number for the first year.

Response:  The Fee Table for Alger Growth Opportunities Fund has been revised to state that the fund is subject to an expense reimbursement.  The bottom line of the Fee Table has been changed to “Total Annual Fund Operating Expenses After Expense Reimbursement.”  The footnote states that the arrangement cannot be terminated.  The expense reimbursement has only been applied to expenses for the first year in the Example.

11.                                 Staff Comment:  [TAFII]

In the Principal Investment Strategy section, please specify the type of equity securities that Alger Growth Opportunities Fund invests primarily in.

Response:  The word “stock” has been substituted for the phrase “equity securities” in the Principal Investment Strategy section with respect to Alger Growth Opportunities Fund.

12.                                 Staff Comment:  [TAF]

Please note that Alger Money Market Fund may, but is not required to, disclose its portfolio manager in the Management section.

Response:  The optional disclosure has been included.

13.                                 Staff Comment:  [TAIF]

In the Alger Capital  Appreciation Institutional Fund Fee Table, please add the Shareholder Servicing Fees into Other Expenses.  The line item for Shareholder Servicing Fees may be broken out within Other Expenses, but cannot be included as a separate line item as it currently is.

Response:  The requested changes have been made.

14.                                 Staff Comment:  [TAFII and All Trusts, as applicable]

In the Alger Spectra Fund Fee Table, please delete all the footnotes to the table.  In the Performance section, the footnotes should all be deleted.  The second footnote may be added to the narrative text introducing the bar chart and performance table.  If Form N-1A does not specifically require or allow a footnote, the footnote is prohibited.

Response:  The requested changes have been made.

PROSPECTUS

15.                                 Staff Comment:  [All Trusts]

In the section entitled “Hypothetical Investment And Expense Information” in the Prospectus, the assumptions and the information do not seem to be helpful information for investors.

Response:  As discussed with the Staff, the disclosure and the assumptions underlying the disclosure, are required by the terms of Fred Alger Management, Inc.’s settlement with the Office of the New York State Attorney General.

16.                                 Staff Comment:  [All Trusts]

In accordance with Item 11(e) of Form N-1A, in the section entitled “Limitations On Excessive Trading” on page A-4 of the Shareholder Information section of the Prospectus, please state whether the board has adopted policies and procedures with respect to frequent trading of fund shares.  If so, please disclose the policies and procedures with specificity.  If not, please provide the basis for the board’s view that such policies and procedures were not appropriate.

Response:  Additional disclosure noting that the Trust’s Board has adopted policies and procedures with respect to frequent trading of fund shares, and  specific information regarding such policies and procedures, has been added to the “Limitations On Excessive Trading” section in the Shareholder Information section of the Prospectus.

17.                                 Staff Comment:  [China]

In the Principal Investment Strategy section of the Summary and Prospectus, please specify the market capitalization of the U.S. stocks the fund may invest in, or state that the fund may invest in U.S. companies of any market capitalization.

Response:  The requested changes have been made.

18.                                 Staff Comment:  [China]

If the fund’s investment objective is non-fundamental, please disclose that in the fund’s Prospectus.  If the investment objective is fundamental, please disclose that in the Fund’s SAI.

Response:  In 2006, the fund’s shareholders approved changing the fund’s investment objective from a fundamental policy to a non-fundamental policy.  In accordance with Item 9(a) of Form N-1A, a statement was included in the section entitled “Introduction” in China’s Prospectus disclosing that the fund’s investment objective may be changed without shareholder approval.

SAI

19.                                 Staff Comment:  [TAF]

On page 19 of the SAI, in the investment restriction applicable to Alger Money Market Fund, please delete the reference to the purchase of obligations issued by thrift institutions as they are not permissible investments.  In the investment restriction applicable to Alger Health Sciences Fund, please change the word “may” to “will” in the statement disclosing that “the Fund may invest in the securities of issuers in the health sciences sector…”

Response:  The requested changes have been made.

20.                                 Staff Comment:  [All Trusts]

In accordance with Item 16(f)(1) and 16(f)(2) of Form N-1A, in the section entitled “Disclosure Of Portfolio Holdings” in the SAI, please disclose the fund’s policies and procedures with respect to disclosure of portfolio holdings, and please disclose any ongoing arrangements to provide such information.

Response:  While the disclosure required by Item 16(f)(2) of Form N-1A had been included in the SAI, the disclosure required by Item 16(f)(1) of Form N-1A had previously been included only in the Prospectus, under the heading “Disclosure of Portfolio Holdings.”   This disclosure has now been duplicated in the SAI so that the entire response to Item 16(f) of Form N-1A is located in one section of the SAI under the heading “Disclosure of Portfolio Holdings.”

21.                                 Staff Comment:  [All Trusts]

In the section entitled “Description of Portfolio Manager Compensation Structure” in the SAI, the third bullet states that the relative and absolute performance of the portfolios that the portfolio manager manages will be considered in determining his or her compensation.   Please identify the specific benchmark or peer group used.

Response:  The applicable portfolio’s benchmark will be utilized, and the disclosure in the SAI has been revised to disclose this information.

I represent that the filing does not include any disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.

Should members of the staff of the Securities and Exchange Commission have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or e-mail lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:	Hal Liebes, Esq.